OTHER OPERATING EXPENSES - SERVICES PROVIDED BY THIRD PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
External services provided by other companies [abstract]
Installation and maintenance	$ 29,932	$ 22,102	$ 23,775
Lawyers and law firms	12,209	3,695	3,157
Consultants	13,609	15,305	11,584
Audits and other related services	1,845	1,987	1,187
Other external professional services(*)	44,220	30,441	24,779
Publicity, advertising and public relations	690	3,048	3,556
Insurance premiums	20	1,267	1,517
Travel expenses	830	784	1,631
Utilities	9,672	6,550	17,736
Banking and similar services	6	414	971
Other	7,771	9,471	16,633
TOTAL	$ 120,804	$ 95,064	$ 106,526